CECL (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 45,625		SFr 58,955
Origination in current year-1	43,968		35,215
Origination in current year-2	28,641		23,170
Origination in current year-3	18,699		13,022
Origination in current year-4	10,674		16,565
Origination in current year-5 or more	62,079		59,026
Total term loans	209,686		205,953
Revolving loans	80,563		76,178
Financing Receivable, before Allowance for Credit Loss and Fee	290,249	SFr 293,992	282,131
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	30,439		39,082
Origination in current year-1	30,790		24,471
Origination in current year-2	19,897		15,690
Origination in current year-3	12,579		9,358
Origination in current year-4	7,846		13,678
Origination in current year-5 or more	52,776		50,017
Total term loans	154,327		152,296
Revolving loans	66,614		62,282
Financing Receivable, before Allowance for Credit Loss and Fee	220,941		214,578
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,043		19,257
Origination in current year-1	12,993		10,514
Origination in current year-2	8,495		7,119
Origination in current year-3	5,729		3,471
Origination in current year-4	2,648		2,734
Origination in current year-5 or more	8,751		8,589
Total term loans	53,659		51,684
Revolving loans	13,102		13,173
Financing Receivable, before Allowance for Credit Loss and Fee	66,761		64,857
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	143		616
Origination in current year-1	185		230
Origination in current year-2	249		361
Origination in current year-3	391		193
Origination in current year-4	180		153
Origination in current year-5 or more	552		420
Total term loans	1,700		1,973
Revolving loans	847		723
Financing Receivable, before Allowance for Credit Loss and Fee	2,547		2,696
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,781		32,940
Origination in current year-1	20,998		17,217
Origination in current year-2	12,948		10,836
Origination in current year-3	8,032		4,680
Origination in current year-4	3,443		4,214
Origination in current year-5 or more	12,904		14,672
Total term loans	85,106		84,559
Revolving loans	31,897		29,710
Financing Receivable, before Allowance for Credit Loss and Fee	117,003		114,269
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,863		17,338
Origination in current year-1	11,266		8,861
Origination in current year-2	6,450		4,670
Origination in current year-3	3,400		2,129
Origination in current year-4	1,708		2,511
Origination in current year-5 or more	7,882		9,488
Total term loans	44,569		44,997
Revolving loans	22,303		19,677
Financing Receivable, before Allowance for Credit Loss and Fee	66,872		64,674
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,782		15,143
Origination in current year-1	9,574		8,174
Origination in current year-2	6,318		5,886
Origination in current year-3	4,452		2,419
Origination in current year-4	1,696		1,636
Origination in current year-5 or more	4,856		5,021
Total term loans	39,678		38,279
Revolving loans	8,980		9,499
Financing Receivable, before Allowance for Credit Loss and Fee	48,658		47,778
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	136		459
Origination in current year-1	158		182
Origination in current year-2	180		280
Origination in current year-3	180		132
Origination in current year-4	39		67
Origination in current year-5 or more	166		163
Total term loans	859		1,283
Revolving loans	614		534
Financing Receivable, before Allowance for Credit Loss and Fee	1,473		1,817
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,980		8,952
Origination in current year-1	7,063		4,513
Origination in current year-2	3,560		3,006
Origination in current year-3	2,012		1,451
Origination in current year-4	958		1,901
Origination in current year-5 or more	5,629		7,120
Total term loans	27,202		26,943
Revolving loans	1,360		1,268
Financing Receivable, before Allowance for Credit Loss and Fee	28,562		28,211
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,254		6,054
Origination in current year-1	4,614		2,902
Origination in current year-2	2,429		1,849
Origination in current year-3	1,350		1,033
Origination in current year-4	778		1,591
Origination in current year-5 or more	4,710		5,982
Total term loans	19,135		19,411
Revolving loans	884		1,027
Financing Receivable, before Allowance for Credit Loss and Fee	20,019		20,438
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,724		2,792
Origination in current year-1	2,443		1,611
Origination in current year-2	1,129		1,133
Origination in current year-3	661		346
Origination in current year-4	178		285
Origination in current year-5 or more	888		1,105
Total term loans	8,023		7,272
Revolving loans	338		172
Financing Receivable, before Allowance for Credit Loss and Fee	8,361		7,444
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2		106
Origination in current year-1	6		0
Origination in current year-2	2		24
Origination in current year-3	1		72
Origination in current year-4	2		25
Origination in current year-5 or more	31		33
Total term loans	44		260
Revolving loans	138		69
Financing Receivable, before Allowance for Credit Loss and Fee	182		329
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,412		19,655
Origination in current year-1	11,135		10,395
Origination in current year-2	8,361		6,349
Origination in current year-3	4,882		3,005
Origination in current year-4	2,348		2,079
Origination in current year-5 or more	6,596		6,795
Total term loans	47,734		48,278
Revolving loans	23,064		22,285
Financing Receivable, before Allowance for Credit Loss and Fee	70,798		70,563
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,353		7,724
Origination in current year-1	4,225		3,851
Origination in current year-2	3,177		1,781
Origination in current year-3	1,309		964
Origination in current year-4	831		809
Origination in current year-5 or more	2,666		2,830
Total term loans	17,561		17,959
Revolving loans	14,311		12,913
Financing Receivable, before Allowance for Credit Loss and Fee	31,872		30,872
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,965		11,621
Origination in current year-1	6,802		6,411
Origination in current year-2	5,027		4,321
Origination in current year-3	3,403		1,981
Origination in current year-4	1,480		1,248
Origination in current year-5 or more	3,810		3,837
Total term loans	29,487		29,419
Revolving loans	8,278		8,908
Financing Receivable, before Allowance for Credit Loss and Fee	37,765		38,327
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	94		310
Origination in current year-1	108		133
Origination in current year-2	157		247
Origination in current year-3	170		60
Origination in current year-4	37		22
Origination in current year-5 or more	120		128
Total term loans	686		900
Revolving loans	475		464
Financing Receivable, before Allowance for Credit Loss and Fee	1,161		1,364
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,924		4,126
Origination in current year-1	2,564		2,144
Origination in current year-2	888		1,401
Origination in current year-3	1,070		189
Origination in current year-4	107		159
Origination in current year-5 or more	405		328
Total term loans	8,958		8,347
Revolving loans	7,458		6,138
Financing Receivable, before Allowance for Credit Loss and Fee	16,416		14,485
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,829		3,386
Origination in current year-1	2,249		1,973
Origination in current year-2	745		960
Origination in current year-3	684		97
Origination in current year-4	69		37
Origination in current year-5 or more	254		288
Total term loans	6,830		6,741
Revolving loans	7,093		5,718
Financing Receivable, before Allowance for Credit Loss and Fee	13,923		12,459
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,055		697
Origination in current year-1	271		132
Origination in current year-2	142		432
Origination in current year-3	377		92
Origination in current year-4	38		102
Origination in current year-5 or more	136		38
Total term loans	2,019		1,493
Revolving loans	364		419
Financing Receivable, before Allowance for Credit Loss and Fee	2,383		1,912
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	40		43
Origination in current year-1	44		39
Origination in current year-2	1		9
Origination in current year-3	9		0
Origination in current year-4	0		20
Origination in current year-5 or more	15		2
Total term loans	109		113
Revolving loans	1		1
Financing Receivable, before Allowance for Credit Loss and Fee	110		114
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	465		207
Origination in current year-1	236		165
Origination in current year-2	139		80
Origination in current year-3	68		35
Origination in current year-4	30		75
Origination in current year-5 or more	274		429
Total term loans	1,212		991
Revolving loans	15		19
Financing Receivable, before Allowance for Credit Loss and Fee	1,227		1,010
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	427		174
Origination in current year-1	178		135
Origination in current year-2	99		80
Origination in current year-3	57		35
Origination in current year-4	30		74
Origination in current year-5 or more	252		388
Total term loans	1,043		886
Revolving loans	15		19
Financing Receivable, before Allowance for Credit Loss and Fee	1,058		905
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	38		33
Origination in current year-1	58		20
Origination in current year-2	20		0
Origination in current year-3	11		0
Origination in current year-4	0		1
Origination in current year-5 or more	22		41
Total term loans	149		95
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	149		95
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		10
Origination in current year-2	20		0
Origination in current year-3	0		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	20		10
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	20		10
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,844		26,015
Origination in current year-1	22,970		17,998
Origination in current year-2	15,693		12,334
Origination in current year-3	10,667		8,342
Origination in current year-4	7,231		12,351
Origination in current year-5 or more	49,175		44,354
Total term loans	124,580		121,394
Revolving loans	48,666		46,468
Financing Receivable, before Allowance for Credit Loss and Fee	173,246		167,862
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16,576		21,744
Origination in current year-1	19,524		15,610
Origination in current year-2	13,447		11,020
Origination in current year-3	9,179		7,229
Origination in current year-4	6,138		11,167
Origination in current year-5 or more	44,894		40,529
Total term loans	109,758		107,299
Revolving loans	44,311		42,605
Financing Receivable, before Allowance for Credit Loss and Fee	154,069		149,904
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,261		4,114
Origination in current year-1	3,419		2,340
Origination in current year-2	2,177		1,233
Origination in current year-3	1,277		1,052
Origination in current year-4	952		1,098
Origination in current year-5 or more	3,895		3,568
Total term loans	13,981		13,405
Revolving loans	4,122		3,674
Financing Receivable, before Allowance for Credit Loss and Fee	18,103		17,079
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7		157
Origination in current year-1	27		48
Origination in current year-2	69		81
Origination in current year-3	211		61
Origination in current year-4	141		86
Origination in current year-5 or more	386		257
Total term loans	841		690
Revolving loans	233		189
Financing Receivable, before Allowance for Credit Loss and Fee	1,074		879
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,180		20,432
Origination in current year-1	19,236		15,609
Origination in current year-2	14,039		11,232
Origination in current year-3	9,822		7,988
Origination in current year-4	6,939		11,941
Origination in current year-5 or more	46,795		42,988
Total term loans	111,011		110,190
Revolving loans	1,212		1,080
Financing Receivable, before Allowance for Credit Loss and Fee	112,223		111,270
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,021		18,765
Origination in current year-1	17,518		14,072
Origination in current year-2	12,435		10,242
Origination in current year-3	8,711		7,087
Origination in current year-4	5,992		10,951
Origination in current year-5 or more	43,362		39,918
Total term loans	101,039		101,035
Revolving loans	319		528
Financing Receivable, before Allowance for Credit Loss and Fee	101,358		101,563
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,153		1,664
Origination in current year-1	1,701		1,511
Origination in current year-2	1,554		932
Origination in current year-3	1,031		857
Origination in current year-4	821		914
Origination in current year-5 or more	3,091		2,854
Total term loans	9,351		8,732
Revolving loans	893		548
Financing Receivable, before Allowance for Credit Loss and Fee	10,244		9,280
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6		3
Origination in current year-1	17		26
Origination in current year-2	50		58
Origination in current year-3	80		44
Origination in current year-4	126		76
Origination in current year-5 or more	342		216
Total term loans	621		423
Revolving loans	0		4
Financing Receivable, before Allowance for Credit Loss and Fee	621		427
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,432		3,378
Origination in current year-1	2,443		1,343
Origination in current year-2	772		563
Origination in current year-3	187		102
Origination in current year-4	111		327
Origination in current year-5 or more	1,832		1,185
Total term loans	7,777		6,898
Revolving loans	46,796		44,891
Financing Receivable, before Allowance for Credit Loss and Fee	54,573		51,789
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,061		1,682
Origination in current year-1	1,273		1,019
Origination in current year-2	562		499
Origination in current year-3	49		61
Origination in current year-4	96		200
Origination in current year-5 or more	1,135		563
Total term loans	5,176		4,024
Revolving loans	43,499		41,749
Financing Receivable, before Allowance for Credit Loss and Fee	48,675		45,773
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	371		1,547
Origination in current year-1	1,170		324
Origination in current year-2	210		64
Origination in current year-3	25		41
Origination in current year-4	15		127
Origination in current year-5 or more	697		622
Total term loans	2,488		2,725
Revolving loans	3,154		3,038
Financing Receivable, before Allowance for Credit Loss and Fee	5,642		5,763
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		149
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	113		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	113		149
Revolving loans	143		104
Financing Receivable, before Allowance for Credit Loss and Fee	256		253
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,232		2,205
Origination in current year-1	1,291		1,046
Origination in current year-2	882		539
Origination in current year-3	658		252
Origination in current year-4	181		83
Origination in current year-5 or more	548		181
Total term loans	5,792		4,306
Revolving loans	658		497
Financing Receivable, before Allowance for Credit Loss and Fee	6,450		4,803
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,494		1,297
Origination in current year-1	733		519
Origination in current year-2	450		279
Origination in current year-3	419		81
Origination in current year-4	50		16
Origination in current year-5 or more	397		48
Total term loans	3,543		2,240
Revolving loans	493		328
Financing Receivable, before Allowance for Credit Loss and Fee	4,036		2,568
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	737		903
Origination in current year-1	548		505
Origination in current year-2	413		237
Origination in current year-3	221		154
Origination in current year-4	116		57
Origination in current year-5 or more	107		92
Total term loans	2,142		1,948
Revolving loans	75		88
Financing Receivable, before Allowance for Credit Loss and Fee	2,217		2,036
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		5
Origination in current year-1	10		22
Origination in current year-2	19		23
Origination in current year-3	18		17
Origination in current year-4	15		10
Origination in current year-5 or more	44		41
Total term loans	107		118
Revolving loans	90		81
Financing Receivable, before Allowance for Credit Loss and Fee	197		199
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	45,625		58,955
Origination in current year-1	43,968		35,215
Origination in current year-2	28,641		23,170
Origination in current year-3	18,699		13,022
Origination in current year-4	10,674		16,565
Origination in current year-5 or more	62,067		59,014
Total term loans	209,674		205,941
Revolving loans	80,563		76,178
Financing Receivable, before Allowance for Credit Loss and Fee	298,563		290,563
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	30,439		39,082
Origination in current year-1	30,790		24,471
Origination in current year-2	19,897		15,690
Origination in current year-3	12,579		9,358
Origination in current year-4	7,846		13,678
Origination in current year-5 or more	52,776		50,017
Total term loans	154,327		152,296
Revolving loans	66,614		62,282
Financing Receivable, before Allowance for Credit Loss and Fee	229,265		223,022
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,043		19,257
Origination in current year-1	12,993		10,514
Origination in current year-2	8,495		7,119
Origination in current year-3	5,729		3,471
Origination in current year-4	2,648		2,734
Origination in current year-5 or more	8,751		8,589
Total term loans	53,659		51,684
Revolving loans	13,102		13,173
Financing Receivable, before Allowance for Credit Loss and Fee	66,763		64,857
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	143		616
Origination in current year-1	185		230
Origination in current year-2	249		361
Origination in current year-3	391		193
Origination in current year-4	180		153
Origination in current year-5 or more	540		408
Total term loans	1,688		1,961
Revolving loans	847		723
Financing Receivable, before Allowance for Credit Loss and Fee	2,535		2,684
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,781		32,940
Origination in current year-1	20,998		17,217
Origination in current year-2	12,948		10,836
Origination in current year-3	8,032		4,680
Origination in current year-4	3,443		4,214
Origination in current year-5 or more	12,892		14,660
Total term loans	85,094		84,547
Revolving loans	31,897		29,710
Financing Receivable, before Allowance for Credit Loss and Fee	116,991		114,257
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,863		17,338
Origination in current year-1	11,266		8,861
Origination in current year-2	6,450		4,670
Origination in current year-3	3,400		2,129
Origination in current year-4	1,708		2,511
Origination in current year-5 or more	7,882		9,488
Total term loans	44,569		44,997
Revolving loans	22,303		19,677
Financing Receivable, before Allowance for Credit Loss and Fee	66,872		64,674
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,782		15,143
Origination in current year-1	9,574		8,174
Origination in current year-2	6,318		5,886
Origination in current year-3	4,452		2,419
Origination in current year-4	1,696		1,636
Origination in current year-5 or more	4,856		5,021
Total term loans	39,678		38,279
Revolving loans	8,980		9,499
Financing Receivable, before Allowance for Credit Loss and Fee	48,658		47,778
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	136		459
Origination in current year-1	158		182
Origination in current year-2	180		280
Origination in current year-3	180		132
Origination in current year-4	39		67
Origination in current year-5 or more	154		151
Total term loans	847		1,271
Revolving loans	614		534
Financing Receivable, before Allowance for Credit Loss and Fee	1,461		1,805
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,980		8,952
Origination in current year-1	7,063		4,513
Origination in current year-2	3,560		3,006
Origination in current year-3	2,012		1,451
Origination in current year-4	958		1,901
Origination in current year-5 or more	5,629		7,120
Total term loans	27,202		26,943
Revolving loans	1,360		1,268
Financing Receivable, before Allowance for Credit Loss and Fee	28,562		28,211
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,254		6,054
Origination in current year-1	4,614		2,902
Origination in current year-2	2,429		1,849
Origination in current year-3	1,350		1,033
Origination in current year-4	778		1,591
Origination in current year-5 or more	4,710		5,982
Total term loans	19,135		19,411
Revolving loans	884		1,027
Financing Receivable, before Allowance for Credit Loss and Fee	20,019		20,438
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,724		2,792
Origination in current year-1	2,443		1,611
Origination in current year-2	1,129		1,133
Origination in current year-3	661		346
Origination in current year-4	178		285
Origination in current year-5 or more	888		1,105
Total term loans	8,023		7,272
Revolving loans	338		172
Financing Receivable, before Allowance for Credit Loss and Fee	8,361		7,444
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2		106
Origination in current year-1	6		0
Origination in current year-2	2		24
Origination in current year-3	1		72
Origination in current year-4	2		25
Origination in current year-5 or more	31		33
Total term loans	44		260
Revolving loans	138		69
Financing Receivable, before Allowance for Credit Loss and Fee	182		329
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,412		19,655
Origination in current year-1	11,135		10,395
Origination in current year-2	8,361		6,349
Origination in current year-3	4,882		3,005
Origination in current year-4	2,348		2,079
Origination in current year-5 or more	6,584		6,783
Total term loans	47,722		48,266
Revolving loans	23,064		22,285
Financing Receivable, before Allowance for Credit Loss and Fee	70,786		70,551
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,353		7,724
Origination in current year-1	4,225		3,851
Origination in current year-2	3,177		1,781
Origination in current year-3	1,309		964
Origination in current year-4	831		809
Origination in current year-5 or more	2,666		2,830
Total term loans	17,561		17,959
Revolving loans	14,311		12,913
Financing Receivable, before Allowance for Credit Loss and Fee	31,872		30,872
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,965		11,621
Origination in current year-1	6,802		6,411
Origination in current year-2	5,027		4,321
Origination in current year-3	3,403		1,981
Origination in current year-4	1,480		1,248
Origination in current year-5 or more	3,810		3,837
Total term loans	29,487		29,419
Revolving loans	8,278		8,908
Financing Receivable, before Allowance for Credit Loss and Fee	37,765		38,327
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	94		310
Origination in current year-1	108		133
Origination in current year-2	157		247
Origination in current year-3	170		60
Origination in current year-4	37		22
Origination in current year-5 or more	108		116
Total term loans	674		888
Revolving loans	475		464
Financing Receivable, before Allowance for Credit Loss and Fee	1,149		1,352
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,924		4,126
Origination in current year-1	2,564		2,144
Origination in current year-2	888		1,401
Origination in current year-3	1,070		189
Origination in current year-4	107		159
Origination in current year-5 or more	405		328
Total term loans	8,958		8,347
Revolving loans	7,458		6,138
Financing Receivable, before Allowance for Credit Loss and Fee	16,416		14,485
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,829		3,386
Origination in current year-1	2,249		1,973
Origination in current year-2	745		960
Origination in current year-3	684		97
Origination in current year-4	69		37
Origination in current year-5 or more	254		288
Total term loans	6,830		6,741
Revolving loans	7,093		5,718
Financing Receivable, before Allowance for Credit Loss and Fee	13,923		12,459
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,055		697
Origination in current year-1	271		132
Origination in current year-2	142		432
Origination in current year-3	377		92
Origination in current year-4	38		102
Origination in current year-5 or more	136		38
Total term loans	2,019		1,493
Revolving loans	364		419
Financing Receivable, before Allowance for Credit Loss and Fee	2,383		1,912
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	40		43
Origination in current year-1	44		39
Origination in current year-2	1		9
Origination in current year-3	9		0
Origination in current year-4	0		20
Origination in current year-5 or more	15		2
Total term loans	109		113
Revolving loans	1		1
Financing Receivable, before Allowance for Credit Loss and Fee	110		114
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	465		207
Origination in current year-1	236		165
Origination in current year-2	139		80
Origination in current year-3	68		35
Origination in current year-4	30		75
Origination in current year-5 or more	274		429
Total term loans	1,212		991
Revolving loans	15		19
Financing Receivable, before Allowance for Credit Loss and Fee	1,227		1,010
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	427		174
Origination in current year-1	178		135
Origination in current year-2	99		80
Origination in current year-3	57		35
Origination in current year-4	30		74
Origination in current year-5 or more	252		388
Total term loans	1,043		886
Revolving loans	15		19
Financing Receivable, before Allowance for Credit Loss and Fee	1,058		905
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	38		33
Origination in current year-1	58		20
Origination in current year-2	20		0
Origination in current year-3	11		0
Origination in current year-4	0		1
Origination in current year-5 or more	22		41
Total term loans	149		95
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	149		95
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		0
Origination in current year-1	0		10
Origination in current year-2	20		0
Origination in current year-3	0		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	20		10
Revolving loans	0		0
Financing Receivable, before Allowance for Credit Loss and Fee	20		10
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,844		26,015
Origination in current year-1	22,970		17,998
Origination in current year-2	15,693		12,334
Origination in current year-3	10,667		8,342
Origination in current year-4	7,231		12,351
Origination in current year-5 or more	49,175		44,354
Total term loans	124,580		121,394
Revolving loans	48,666		46,468
Financing Receivable, before Allowance for Credit Loss and Fee	173,246		167,862
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	16,576		21,744
Origination in current year-1	19,524		15,610
Origination in current year-2	13,447		11,020
Origination in current year-3	9,179		7,229
Origination in current year-4	6,138		11,167
Origination in current year-5 or more	44,894		40,529
Total term loans	109,758		107,299
Revolving loans	44,311		42,605
Financing Receivable, before Allowance for Credit Loss and Fee	154,069		149,904
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,261		4,114
Origination in current year-1	3,419		2,340
Origination in current year-2	2,177		1,233
Origination in current year-3	1,277		1,052
Origination in current year-4	952		1,098
Origination in current year-5 or more	3,895		3,568
Total term loans	13,981		13,405
Revolving loans	4,122		3,674
Financing Receivable, before Allowance for Credit Loss and Fee	18,103		17,079
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7		157
Origination in current year-1	27		48
Origination in current year-2	69		81
Origination in current year-3	211		61
Origination in current year-4	141		86
Origination in current year-5 or more	386		257
Total term loans	841		690
Revolving loans	233		189
Financing Receivable, before Allowance for Credit Loss and Fee	1,074		879
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,180		20,432
Origination in current year-1	19,236		15,609
Origination in current year-2	14,039		11,232
Origination in current year-3	9,822		7,988
Origination in current year-4	6,939		11,941
Origination in current year-5 or more	46,795		42,988
Total term loans	111,011		110,190
Revolving loans	1,212		1,080
Financing Receivable, before Allowance for Credit Loss and Fee	112,223		111,270
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,021		18,765
Origination in current year-1	17,518		14,072
Origination in current year-2	12,435		10,242
Origination in current year-3	8,711		7,087
Origination in current year-4	5,992		10,951
Origination in current year-5 or more	43,362		39,918
Total term loans	101,039		101,035
Revolving loans	319		528
Financing Receivable, before Allowance for Credit Loss and Fee	101,358		101,563
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,153		1,664
Origination in current year-1	1,701		1,511
Origination in current year-2	1,554		932
Origination in current year-3	1,031		857
Origination in current year-4	821		914
Origination in current year-5 or more	3,091		2,854
Total term loans	9,351		8,732
Revolving loans	893		548
Financing Receivable, before Allowance for Credit Loss and Fee	10,244		9,280
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6		3
Origination in current year-1	17		26
Origination in current year-2	50		58
Origination in current year-3	80		44
Origination in current year-4	126		76
Origination in current year-5 or more	342		216
Total term loans	621		423
Revolving loans	0		4
Financing Receivable, before Allowance for Credit Loss and Fee	621		427
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,432		3,378
Origination in current year-1	2,443		1,343
Origination in current year-2	772		563
Origination in current year-3	187		102
Origination in current year-4	111		327
Origination in current year-5 or more	1,832		1,185
Total term loans	7,777		6,898
Revolving loans	46,796		44,891
Financing Receivable, before Allowance for Credit Loss and Fee	54,573		51,789
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,061		1,682
Origination in current year-1	1,273		1,019
Origination in current year-2	562		499
Origination in current year-3	49		61
Origination in current year-4	96		200
Origination in current year-5 or more	1,135		563
Total term loans	5,176		4,024
Revolving loans	43,499		41,749
Financing Receivable, before Allowance for Credit Loss and Fee	48,675		45,773
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	371		1,547
Origination in current year-1	1,170		324
Origination in current year-2	210		64
Origination in current year-3	25		41
Origination in current year-4	15		127
Origination in current year-5 or more	697		622
Total term loans	2,488		2,725
Revolving loans	3,154		3,038
Financing Receivable, before Allowance for Credit Loss and Fee	5,642		5,763
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0		149
Origination in current year-1	0		0
Origination in current year-2	0		0
Origination in current year-3	113		0
Origination in current year-4	0		0
Origination in current year-5 or more	0		0
Total term loans	113		149
Revolving loans	143		104
Financing Receivable, before Allowance for Credit Loss and Fee	256		253
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,232		2,205
Origination in current year-1	1,291		1,046
Origination in current year-2	882		539
Origination in current year-3	658		252
Origination in current year-4	181		83
Origination in current year-5 or more	548		181
Total term loans	5,792		4,306
Revolving loans	658		497
Financing Receivable, before Allowance for Credit Loss and Fee	6,450		4,803
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,494		1,297
Origination in current year-1	733		519
Origination in current year-2	450		279
Origination in current year-3	419		81
Origination in current year-4	50		16
Origination in current year-5 or more	397		48
Total term loans	3,543		2,240
Revolving loans	493		328
Financing Receivable, before Allowance for Credit Loss and Fee	4,036		2,568
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	737		903
Origination in current year-1	548		505
Origination in current year-2	413		237
Origination in current year-3	221		154
Origination in current year-4	116		57
Origination in current year-5 or more	107		92
Total term loans	2,142		1,948
Revolving loans	75		88
Financing Receivable, before Allowance for Credit Loss and Fee	2,217		2,036
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1		5
Origination in current year-1	10		22
Origination in current year-2	19		23
Origination in current year-3	18		17
Origination in current year-4	15		10
Origination in current year-5 or more	44		41
Total term loans	107		118
Revolving loans	90		81
Financing Receivable, before Allowance for Credit Loss and Fee	197		199
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	290,237		282,119
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	220,941		214,578
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	66,761		64,857
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,535		2,684
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,326		8,444
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,324		8,444
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2		0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0		SFr 0